Submission	Nov. 03, 2025
Submission [Line Items]
Central Index Key	0000846617
Registrant Name	Dime Community Bancshares, Inc. /NY/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A